Stock-Based Compensation	12 Months Ended
Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-Based Compensation
STOCK-BASED COMPENSATION
The following compensation plans were established by Hydro One Limited, however they represent components of compensation costs of Hydro One in current and future periods.
Share Grant Plans
Hydro One Limited has two share grant plans (Share Grant Plans), one for the benefit of certain members of the Power Workers’ Union (PWU) (PWU Share Grant Plan) and one for the benefit of certain members of the Society (formerly the Society of Energy Professionals) (Society Share Grant Plan). Hydro One and Hydro One Limited entered into an intercompany agreement, such that Hydro One will pay Hydro One Limited for the compensation costs associated with these plans.
The PWU Share Grant Plan provides for the issuance of common shares of Hydro One Limited from treasury to certain eligible members of the PWU annually, commencing on April 1, 2017 and continuing until the earlier of April 1, 2028 or the date an eligible employee no longer meets the eligibility criteria of the PWU Share Grant Plan. To be eligible, an employee must be a member of the Pension Plan on April 1, 2015, be employed on the date annual share issuance occurs and continue to have under 35 years of service. The requisite service period for the PWU Share Grant Plan began on July 3, 2015, which is the date the share grant plan was ratified by the PWU. The number of common shares issued annually to each eligible employee will be equal to 2.7% of such eligible employee’s salary as at April 1, 2015, divided by $20.50, being the price of the common shares of Hydro One Limited in the Initial Public Offering (IPO). The aggregate number of Hydro One Limited common shares issuable under the PWU Share Grant Plan shall not exceed 3,981,763 common shares. In 2015, 3,952,212 Hydro One Limited common shares were granted under the PWU Share Grant Plan relevant to the total share based compensation recognized by Hydro One.
The Society Share Grant Plan provides for the issuance of common shares of Hydro One Limited from treasury to certain eligible members of The Society annually, commencing on April 1, 2018 and continuing until the earlier of April 1, 2029 or the date an eligible employee no longer meets the eligibility criteria of the Society Share Grant Plan. To be eligible, an employee must be a member of the Pension Plan on September 1, 2015, be employed on the date annual share issuance occurs and continue to have under 35 years of service. Therefore the requisite service period for the Society Share Grant Plan began on September 1, 2015. The number of common shares issued annually to each eligible employee will be equal to 2.0% of such eligible employee’s salary as at September 1, 2015, divided by $20.50, being the price of the common shares of Hydro One Limited in the IPO. The aggregate number of Hydro One Limited common shares issuable under the Society Share Grant Plan shall not exceed 1,434,686 common shares. In 2015, 1,367,158 Hydro One Limited common shares were granted under the Society Share Grant Plan relevant to the total share based compensation recognized by Hydro One.
The fair value of the Hydro One Limited 2015 share grants of $111 million was estimated based on the grant date Hydro One Limited share price of $20.50 and is recognized using the graded-vesting attribution method as the share grant plans have both a performance condition and a service condition. In 2018, 473,222 common shares of Hydro One Limited were issued under the Share Grant Plans (2017 - 369,266) to eligible employees of Hydro One. Total share based compensation recognized during 2018 was $12 million (2017 - $17 million) and was recorded as a regulatory asset.
A summary of share grant activity under the Share Grant Plans during years ended December 31, 2018 and 2017 is presented below:

Year ended December 31, 2018	Share Grants (number of common shares)	Weighted-Average Price
Share grants outstanding - beginning	4,737,783	$20.50
Vested and issued[1]	(473,222)	—
Forfeited	(105,122)	$20.50
Share grants outstanding - ending	4,159,439	$20.50

[1]
In 2018, Hydro One Limited issued from treasury common shares to eligible Hydro One employees in accordance with provisions of the PWU and the Society Share Grant Plans. In accordance with the intercompany agreement between Hydro One and Hydro One Limited, Hydro One made payments to Hydro One Limited for the common shares issued.

Year ended December 31, 2017	Share Grants (number of common shares)	Weighted-Average Price
Share grants outstanding - beginning	5,239,678	$20.50
Vested and issued[1]	(369,266)	—
Forfeited	(132,629)	$20.50
Share grants outstanding - ending	4,737,783	$20.50
1 In 2017, Hydro One Limited issued from treasury common shares to eligible Hydro One employees in accordance with provisions of the PWU Share Grant Plan. In accordance with the intercompany agreement between Hydro One and Hydro One Limited, Hydro One made payments to Hydro One Limited for the common shares issued.
Directors' DSU Plan
Under the Directors’ DSU Plan, directors can elect to receive credit for their annual cash retainer in a notional account of DSUs in lieu of cash. Hydro One Limited’s Board of Directors may also determine from time to time that special circumstances exist that would reasonably justify the grant of DSUs to a director as compensation in addition to any regular retainer or fee to which the director is entitled. Each DSU represents a unit with an underlying value equivalent to the value of one common share of Hydro One Limited and is entitled to accrue Hydro One Limited common share dividend equivalents in the form of additional DSUs at the time dividends are paid, subsequent to declaration by Hydro One Limited’s Board of Directors.
A summary of DSU awards activity under the Director' DSU Plan during the years ended December 31, 2018 and 2017 is presented below:

Year ended December 31 (number of DSUs)	2018	2017
DSUs outstanding - beginning	187,090	99,083
Granted	82,375	88,007
Settled	(222,768)	—
DSUs outstanding - ending	46,697	187,090

For the year ended December 31, 2018, an expense of $1 million (2017 - $2 million) was recognized in earnings with respect to the Directors' DSU Plan. At December 31, 2018, a liability of $1 million (2017 - $4 million) related to Directors' DSUs has been recorded at the December 31, 2018 closing price of the Company's common shares of $20.25. This liability is included in long-term accounts payable and other liabilities on the Consolidated Balance Sheets.
DSUs related to the Company's former Board of Directors were settled at the June 29, 2018 (last business day in June 2018) closing price of the Company's common shares of $20.04, with an amount of approximately $5 million paid during the fourth quarter of 2018.
Management DSU Plan
Under the Management DSU Plan, eligible executive employees can elect to receive a specified proportion of their annual short-term incentive in a notional account of DSUs in lieu of cash. Each DSU represents a unit with an underlying value equivalent to the value of one common share of Hydro One Limited and is entitled to accrue common share dividend equivalents in the form of additional DSUs at the time dividends are paid, subsequent to declaration by Hydro One’s Board of Directors.
A summary of DSU awards activity under the Management DSU Plan during the years ended December 31, 2018 and 2017 is presented below:

Year ended December 31 (number of DSUs)	2018	2017
DSUs outstanding - beginning	63,760	—
Granted	40,281	64,828
Paid	—	(1,068)
DSUs outstanding - ending	104,041	63,760

For the year ended December 31, 2018, an expense of $1 million (2017 - $2 million) was recognized in earnings with respect to the Management DSU Plan. At December 31, 2018, a liability of $2 million (2017 - $2 million) consisted of the following:

•
$1 million recorded at the June 29, 2018 (last business day in June 2018) closing price of Hydro One Limited common shares of $20.04 (2017 - $22.40) related to previously awarded Management DSUs to the Company's former President and Chief Executive Officer (CEO) included in accounts payable and other current liabilities (2017 - $1 million included in long-term accounts payable and other liabilities; and

•
$1 million recorded at the December 31, 2018 closing price of Hydro One Limited common shares of $20.25 (2017 - $22.40) related to other Management DSUs included in long-term accounts payable and other liabilities (2017 - $1 million).

Employee Share Ownership Plan
In 2015, Hydro One Limited established Employee Share Ownership Plans (ESOP) for certain eligible management and non-represented employees (Management ESOP) and for certain eligible Society-represented staff (Society ESOP). Under the Management ESOP, the eligible management and non-represented employees may contribute between 1% and 6% of their base salary towards purchasing common shares of Hydro One Limited. The Company matches 50% of their contributions, up to a maximum Company contribution of $25,000 per calendar year. Under the Society ESOP, the eligible Society-represented staff may contribute between 1% and 4% of their base salary towards purchasing common shares of Hydro One Limited. The Company matches 25% of their contributions, with no maximum Company contribution per calendar year. In 2018, Company contributions made under the ESOP were $2 million (2017 - $2 million).
LTIP
Effective August 31, 2015, the Board of Directors of Hydro One Limited adopted an LTIP. Under the LTIP, long-term incentives are granted to certain executive and management employees of Hydro One Limited and its subsidiaries, and all equity-based awards will be settled in newly issued shares of Hydro One Limited from treasury, consistent with the provisions of the plan which also permit the participants to surrender a portion of their awards to satisfy related withholding taxes requirements. The aggregate number of shares issuable under the LTIP shall not exceed 11,900,000 shares of Hydro One Limited.
The LTIP provides flexibility to award a range of vehicles, including Performance Share Units (PSUs), Restricted Share Units (RSUs), stock options, share appreciation rights, restricted shares, DSUs, and other share-based awards. The mix of vehicles is intended to vary by role to recognize the level of executive accountability for overall business performance.
PSUs and RSUs
A summary of PSU and RSU awards activity under the LTIP during the years ended December 31, 2018 and 2017 is presented below:

	PSUs		RSUs
Year ended December 31 (number of units)	2018	2017	2018	2017
Units outstanding - beginning	425,120	228,890	388,140	252,440
Granted	438,470	300,090	338,480	239,280
Vested and issued[1]	(123)	(609)	(104,881)	(14,079)
Forfeited	(30,967)	(103,251)	(30,649)	(89,501)
Settled	(238,030)	—	(158,310)	—
Units outstanding - ending	594,470	425,120	432,780	388,140

[1]
In 2018, Hydro One Limited issued from treasury common shares to eligible Hydro One employees in accordance with provisions of the LTIP. In accordance with the intercompany agreement between Hydro One and Hydro One Limited, Hydro One made payments to Hydro One Limited for the common shares issued.

The grant date total fair value of the awards granted in 2018 was $16 million (2017 - $13 million). The compensation expense related to the PSU and RSU awards recognized by the Company during 2018 was $15 million (2017 - $6 million). The expense recognized in 2018 included $5 million related to previously awarded PSUs and RSUs to the Company's former President and CEO for which costs had not previously been recognized. These awards, consisting of 238,030 PSUs and 158,310 RSUs, were settled in 2018 through a one-time cash settlement arrangement.
At December 31, 2018, $20 million (2017 - $9 million) payable to Hydro One Limited relating to PSU and RSU awards was included in due to related parties on the Consolidated Balance Sheets.
Stock Options
Hydro One Limited is authorized to grant stock options under its LTIP to certain eligible employees. During 2018, Hydro One Limited granted 1,450,880 stock options (2017 - nil). The stock options granted are exercisable for a period not to exceed seven years from the date of grant and vest evenly over a three-year period on each anniversary of the date of grant.
The fair value based method is used to measure compensation expense related to stock options and the expense is recognized over the vesting period on a straight-line basis. The fair value of the stock option awards granted was estimated on the date of grant using a Black-Scholes valuation model.
Stock options granted and the weighted-average assumptions used in the valuation model for options granted during 2018 are as follows:

Exercise price[1]	$20.70
Grant date fair value per option	$1.66
Valuation assumptions:
Expected dividend yield[2]	3.78%
Expected volatility[3]	15.01%
Risk-free interest rate[4]	2.00%
Expected option term[5]	4.5 years

[1]	Hydro One Limited common share price on the date of the grant.

[2]	Based on dividend and Hydro One Limited common share price on the date of the grant.

[3]	Based on average daily volatility of Hydro One Limited's peer entities for a 4.5-year term.

[4]	Based on bond yield for an equivalent Canadian government bond.

[5]	Determined using the option term and the vesting period.
A summary of stock options activity during 2018 and 2017 is presented below:

Year ended December 31 (number of stock options)	2018	2017
Stock options outstanding - beginning	—	—
Granted[1]	1,450,880	—
Cancelled[2]	(500,970)	—
Stock options outstanding - ending[1]	949,910	—
[1] All stock options granted and outstanding at December 31, 2018 are non-vested.
[2] During 2018, 500,970 stock options previously awarded to the Company's former President and CEO were cancelled. The unrecognized compensation expense related to the cancelled stock options was $1 million.
The compensation expense related to stock options recognized by the Company during 2018 was $1 million. At December 31, 2018, there was $1 million of unrecognized compensation expense related to stock options not yet vested, which is expected to be recognized over a weighted-average period of approximately three years.
At December 31, 2018, $1 million (2017 - $nil) payable to Hydro One Limited relating to Stock Options awards was included in due to related parties on the Consolidated Balance Sheets.